CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 521,812	$ 83,642
Marketable securities	193,999	53,341
Accounts receivable, net of allowance of $425 and $313 as of December 31, 2021 and 2020, respectively	29,673	21,818
Prepaid expenses and other current assets	16,259	5,453
Restricted cash, current	0	1,101
Total current assets	761,743	165,355
Property and equipment, net	12,545	5,718
Operating lease right-of-use assets	59,422	37,776
Intangible assets, net	4,835	6,987
Goodwill	1,211	1,211
Other assets	330	700
Total assets	840,086	217,747
Current liabilities:
Accounts payable	6,163	3,354
Operating lease liabilities, current	7,131	3,348
Liability for unvested restricted stock	4,765	10,483
Accrued expenses and other current liabilities	15,444	14,998
Total current liabilities	33,503	32,183
Operating lease liabilities, non-current	61,598	36,254
Total liabilities	95,101	68,437
Commitments and contingencies (Note 9)
Redeemable convertible preferred stock		447,166
Stockholders' equity (deficit):
Additional paid-in capital	1,225,815	87,945
Accumulated other comprehensive loss	(529)	(797)
Accumulated deficit	(480,339)	(385,014)
Total stockholders' equity (deficit)	744,985	(297,856)
Total liabilities, redeemable convertible preferred stock and stockholders' equity (deficit)	840,086	217,747
Class A Common Stock
Stockholders' equity (deficit):
Common stock	8	0
Class B Common Stock
Stockholders' equity (deficit):
Common stock	$ 30	$ 10